Fair value of financial instruments (Tables)	12 Months Ended
Jan. 31, 2014
Schedule of Share-based Payment Award, Warrant Liability, Valuation Assumptions [Table Text Block]
	Expected	Expected dividend	Expected	Risk-free interest
Description	volatility	yield	term	rate
Warrant liability at January 31, 2014	209.37%	0%	2.5	0.69%
Warrant liability at January 31, 2013	99.80%	0%	3.59 years	0.65%

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis [Table Text Block]
		Fair value measurements at reporting date using:
		Quoted prices in		Significant
		active markets for	Significant other	unobservable
		identical liabilities	observable inputs	inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
Warrant liability at January 31, 2014	$46,985	-	-	$46,985
Warrant liability at January 31, 2013	$15,112	-	-	$15,112

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using
unobservable inputs (Level 3):
Description	Warrant liability
Balance, January 31, 2012	$53,948
Total (gains) or losses	(38,836)
Purchases, issuances and settlements	-
Transfers in or out of Level 3	-
Balance, January 31, 2013	$15,112
Total (gains) or losses	31,873
Purchases, issuances and settlements	-
Transfers in or out of Level 3	-
Balance, January 31, 2014	$46,985